Short Term Loan to Third Party (Tables)	12 Months Ended
Sep. 30, 2025
Short Term Loan to Third Party [Abstract]
Schedule of Short-Term Loans to Third Party

As of September 30, 2025 and 2024, the short-term loans to third party consist of the following:

Borrower	Annual Interest Rate	Maturity		As of September 30, 2025
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2026	$9,000,000
Extreme Craftsman (Hong Kong) Limited	4.00%	09/03/2025	09/02/2026	490,050
Interest receivable from loan to third party(1)				794,379
Total				$10,284,429

(1)	The interest of loan to Short Selling Capital Group Limited was received in December 2025.

Borrower	Annual Interest Rate	Maturity		As of September 30, 2025
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$794,379
				$794,379